Share-Based Payment	12 Months Ended
Dec. 31, 2022
Share-Based Payment [Abstract]
SHARE-BASED PAYMENT

NOTE 18: SHARE-BASED PAYMENT

a.	Shares reserved for Employees Stock Option Plan:

On December 29, 2017, the INX’s Board approved the initial resolution to reserve 417,000 Ordinary Shares of the Company for the purpose of an Employees Stock Option Plan (“ESOP”) and future grants to employees and consultants as the Board may approve from time to time.

INX’s board of directors adopted the INX Limited Share Ownership and Award Plan (2021) on February 22, 2021, as amended from time to time (the “Share Ownership and Award Plan” or the “Plan”), and INX shareholders approved the Plan on March 18, 2021.

The Plan provides for the grant of options to purchase Ordinary Shares and restricted shares of INX to such employees, directors and consultants engaged by INX or any of its affiliates. The Plan further provides for the grant of options and restricted shares to service providers and includes U.S. and Israeli appendices that further specify the terms and conditions of grants of options and restricted shares to such grantees.

As a result of the Transaction (see Note 1), effective on January 10, 2022, options granted by INX prior to such date were surrendered and options of the Parent Company were issued to holders with equivalent terms and adjusted for the Exchange Ratio and are currently governed by the Omnibus Equity Incentive Compensation Plan of the Parent Company.

b.	Share options granted by the Parent Company to employees and service providers of the Company that are exercisable into Common shares of the Parent Company and outstanding as of December 31, 2022:

1.	On March 15, 2022, two officers received 5,036,132 restricted shares of the Parent Company at cashless basis with vesting period of three to five years. As of December 31, 2022, 2,072,517 of these shares have vested.

2.	On March 15, 2022, the Parent Company granted certain employees and a service provider options to purchase 5,129,334 Common Shares at a price per share equal to the fair value per share at the date of the commitment at a price of CAD 0.64 ($0.50), with the vesting period of over 4 years.

3.	On March 24, 2022, the Parent Company granted one employee options to purchase 509,617 Common Shares at CAD 0.76 ($0.60), a price per share equal to the fair value per share at the date of the commitment to grant the options with vesting period of over 4 years.

4.	On June 30, 2022, the Parent Company granted one employee options to purchase 786,535 Common Shares at CAD 0.31 ($0.25), a price per share equal to the fair value per share at the date of the commitment to grant the options. Options are fully vested at the time of the grant.

5.	On June 30, 2022, the Parent Company granted one employee options to purchase 1,334,322 Common Shares at CAD 0.31 ($0.25), a price per share equal to the fair value per share at the date of the commitment to grant the options. Options shall vest over the period of over 4 years with the first anniversary on May 2, 2023, with all options fully vested on May 2, 2026.

6.	On September 21, 2022, the Parent Company granted one employee options to purchase 1,325,946 Common Shares at CAD 0.265 ($0.20), a price per share equal to the fair value per share at the date of the commitment to grant the options. Options shall vest over the period of over 3 years with the first anniversary on September 20, 2023, with all options fully vested on September 20, 2025.

7.	On October 18, 2022, the Parent Company granted one employee options to purchase 254,808 Common Shares at CAD 0.235 ($0.17), a price per share equal to the fair value per share at the date of the commitment to grant the options. Options shall vest over the period of over 3 years with the first anniversary on October 18, 2023, with all options fully vested on October 18, 2025.

During the year ended December 31, 2021, activity related to stock options under the Plan was as follows:

	Number of Stock Options	Weighted average exercise price

Balance as of January 1, 2021	-	$-
Granted	10,381,959	0.48
Exercised	-	-
Balance as of December 31, 2021	10,381,959	0.48

INX Stock Options exercisable at the end of year	5,396,720	$0.25

The weighted average fair value of the options granted during the year ended December 31, 2022 and 2021, was $0.64 and $1.035 per option, respectively.

c.	For the year ended December 31,2022 and 2021 and 2020, the Company recorded share-based compensation expenses of $1,135 and $10,899 and $570, respectively, related to stock options granted.

d.	The table below summarizes the assumptions that were used to estimate the fair value of the above options granted to employees using the Black- Scholes option pricing model:

	2022	2021

Expected term (years)	10	10
Expected volatility	89.78% -94.32%	94% - 94.67%
Estimated exercise price	$0.17-0.55	$0.037 -1.06
Risk-free interest rate	1.37% -3.356%	1.37% -1.71%
Dividend yield	-	-

e.	For certain grant commitments issued during 2021, whose exercise price had not yet been determined, the Company recorded the share-based payment according to the fair market value at the end of each period. Once the options were officially granted by the board of directors and the exercise price had been determined, the Company has set the share-based payment amount based on the official grant.